INCOME TAXES - COMPONENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings/(loss) before income taxes and discontinued operations
Earnings before income taxes	$ 3,570	$ 569	$ 2,451
Current income taxes
Total current income taxes	385	180	99
Deferred income taxes
Total deferred income taxes	(148)	(2,877)	43
Income taxes on earnings before discontinued operations	237	(2,697)	142
Canada
Earnings/(loss) before income taxes and discontinued operations
Domestic	118	2,200	2,034
Current income taxes
Domestic	311	129	74
Deferred income taxes
Domestic	(598)	299	188
United States
Earnings/(loss) before income taxes and discontinued operations
Foreign	2,582	(2,431)	(333)
Current income taxes
Foreign	66	46	21
Deferred income taxes
Foreign	439	(3,160)	(151)
Other
Earnings/(loss) before income taxes and discontinued operations
Foreign	870	800	750
Current income taxes
Foreign	8	5	4
Deferred income taxes
Foreign	$ 11	$ (16)	$ 6